Lease (Details) - Schedule of Supplemental Noncash Information - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Supplemental Noncash Information [Abstract]
Operating lease liabilities arising from obtaining ROU assets	¥ 766	¥ 20,162
ROU assets disposed as reduction of operating lease liabilities due to lease termination	¥ 84,770	¥ 74,333